Earnings (Loss) Per Share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2018 CNY (¥) ¥ / shares	Dec. 31, 2018 USD ($) $ / shares	Sep. 30, 2018 CNY (¥) ¥ / shares	Sep. 30, 2018 USD ($) $ / shares	Jun. 30, 2018 CNY (¥) ¥ / shares	Jun. 30, 2018 USD ($) $ / shares	Mar. 31, 2018 CNY (¥) ¥ / shares	Mar. 31, 2018 USD ($) $ / shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares
Net (loss) income available to ordinary shareholders	¥ (3,457)	$ (502)	¥ (1,848)	$ (269)	¥ (8,657)	$ (1,309)	¥ (8,209)	$ (1,309)	¥ (22,172)	$ (3,224)	¥ (46,003)	¥ (54,483)
Weighted average number of ordinary shares outstanding									3,265,837	3,265,837	3,265,837	3,265,837
Dilutive effect of share options									¥ 0	$ 0	¥ 0	¥ 0
Diluted weighted average number of ordinary shares outstanding									3,265,837	3,265,837	3,265,837	3,265,837
Basic and diluted earnings (loss) per share | (per share)	¥ (1.06)	$ (0.15)	¥ (0.57)	$ (0.08)	¥ (2.65)	$ (0.40)	¥ (2.51)	$ (0.40)	¥ (6.79)	$ (0.99)	¥ (14.09)	¥ (16.68)